DIVIDENDS - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands																12 Months Ended
	Feb. 08, 2018	Nov. 30, 2017	Aug. 23, 2017	May 31, 2017	Mar. 15, 2017	Feb. 10, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Mar. 16, 2016	Dec. 04, 2015	Sep. 04, 2015	Jun. 05, 2015	Mar. 16, 2015	Feb. 25, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 12, 2017
Dividends [Line Items]
Dividends																$ 821,328	$ 385,569	$ 62,850
Dividends paid																821,328	385,569	62,850
Additional Paid-in Capital [Member]
Dividends [Line Items]
Dividends																88,063	108,639	0
Retained Earnings (Accumulated losses) [Member]
Dividends [Line Items]
Dividends																$ 733,265	276,930	62,850
2014 Dividend Policy [Member]
Dividends [Line Items]
Aggregate dividend payment on consolidated net income attributable to Melco Resorts & Entertainment Limited, percentage															30.00%
Effective period of the dividend policy																First quarter of 2014
2017 Dividend Policy [Member]
Dividends [Line Items]
Effective period of the dividend policy																Fourth quarter of 2016
Dividends payable amount per share																			$ 0.03
Special Dividend [Member]
Dividends [Line Items]
Dividends paid amount per share						$ 0.4404				$ 0.2146
Special Dividend [Member] | Additional Paid-in Capital [Member]
Dividends [Line Items]
Dividends										$ 108,639
Special Dividend [Member] | Retained Earnings (Accumulated losses) [Member]
Dividends [Line Items]
Dividends						$ 645,230				$ 238,586
Quarterly Dividend [Member]
Dividends [Line Items]
Dividends paid amount per share		$ 0.03	$ 0.03	$ 0.03	$ 0.03		$ 0.0126	$ 0.0063	$ 0.0073		$ 0.0061	$ 0.0045	$ 0.0112	$ 0.0171
Quarterly Dividend [Member] | Additional Paid-in Capital [Member]
Dividends [Line Items]
Dividends																$ 88,063
Quarterly Dividend [Member] | Retained Earnings (Accumulated losses) [Member]
Dividends [Line Items]
Dividends																$ 88,035	$ 38,344	$ 62,850
2018 Dividend Policy [Member]
Dividends [Line Items]
Effective period of the dividend policy																Fourth quarter of 2017
Subsequent Event [Member] | Quarterly Dividend [Member]
Dividends [Line Items]
Dividends paid amount per share	$ 0.045
Dividends payable, date of record	Feb. 20, 2018
Subsequent Event [Member] | 2018 Dividend Policy [Member]
Dividends [Line Items]
Dividends payable amount per share	$ 0.045